Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2017